TREASURY STOCK (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 23, 2014	Jun. 30, 2013	Nov. 25, 2012	May 26, 2014
Class of Stock [Line Items]
Maximum repurchase amount authorized				$ 80,000	$ 35,000	$ 20,000
Accumulated repurchase share (in shares)	17,154,650	4,646,245
Accumulated repurchase amount	19,196	8,028
Shares repurchased, value	15,726	6,682	1,346
Number of common shares repurchased	14,977,235
Aggregate price of common shares	15,726
Number of common shares re-issued from treasury stock	2,468,830
ADS [Member]
Class of Stock [Line Items]
Accumulated repurchase share (in shares)	12,885,235						6,738,245
Accumulated repurchase amount	$ 11,312						$ 12,440